Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2016
Variable Interest Entities
Schedule of carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Assets
Cash and cash equivalents	$1	$7
Finance receivables:
Personal loans	3,592	3,621
SpringCastle Portfolio	—	1,703
Allowance for finance receivable losses	113	128
Finance receivables held for sale	—	435
Restricted cash and cash equivalents	212	282
Other assets	75	48

Liabilities
Long-term debt	$3,101	$5,513
Other liabilities	6	9